INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended			36 Months Ended
	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Oct. 31, 2017	Oct. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Feb. 28, 2015
Schedule of Equity Method Investments [Line Items]
Investments in other company				$ 1,382	$ 85		$ 1,382
Share in gains (losses) of affiliated companies, net				$ 8,520	$ (449)	$ (2,439)
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method				26.88%	38.96%	41.18%	26.88%			45.00%
Payments to equity interest	$ 2,000	$ 1,100	$ 1,400				$ 23,800
Share in gains (losses) of affiliated companies, net				$ 4,400	$ 400	$ 800
Ituran Road Track Monitoramen to De Veiculos Ltd a [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method												50.00%
RTI URUGUAY S.A. ("RTI") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method											50.00%
ITURAN ROAD TRACK ARGENTINA S.A [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method									50.00%
GLOBAL TELEMATIC SOLUTIONS HK, LIMITED ("HK') [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method								50.00%
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method				19.15%			19.15%
Investments in other company				$ 94	$ 85		$ 94
Mobile app development and visual sectors [Member]
Schedule of Equity Method Investments [Line Items]
Investments in other company				$ 1,300			$ 1,300